Prepayments, Receivables and Other Assets	12 Months Ended
Mar. 31, 2022
Prepayments, Receivables and Other Assets [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 7 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of March 31, 2022 and 2021:

	As of March 31,
	2022	2021

Staff IOU	$-	$2,197,130
Receivable from a third-party company	575,773	572,362
Others	288,936	180,370
Total prepayments, receivables and other assets	864,709	2,949,862
Less: allowance for doubtful accounts	-	(1,090,759)
Prepayments, receivables and other assets, net	$864,709	$1,859,103

The Staff IOU is a short-term petty cash which should be paid off within one year. For the years ended March 31, 2022, the Company write off allowance for doubtful accounts for Staff IOU balances of $1,090,759. For the years ended March 31, 2021, the Company record bad debt expense for Staff IOU balances which were over one year of $1,090,759.

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. For the year ended March 31, 2022 and 2021, the company received payment of $15,581 (RMB 100,000) and $3.1 million (RMB 21.25 million) and expected to receive the rest investment balance and interest before September 30, 2022 based on the agreement reached with Huangshan Panjie.